UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley       Wilmington, Delaware       November 9, 2005

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number      Name

  28-1190                   Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      169

Form 13F Information Table Value Total:      $2,741,633
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number          Name

     1         28-10076                      Okabena Investment Services, Inc.
     2         28-10077                      Prudential Financial Inc.

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     Column 1           Column 2     Column 3      Column 4      Column 5        Column 6       Column 7          Column 8
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                                                                   SHRS OR
                                                                    SH/PUT/                                   VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF                         VALUE       PRN AMT       INVESTMENT     OTHER  ----------------------------
                        CLASS         CUSIP           (x$1000)      PRN CALL      DISCRETION    MANAGERS   SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

Altria Group, Inc.        Com        02209S103         $103          1,400          Sole        2          1,400
------------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.        Com        02209S103      $28,740        389,905          Sole                 389,905
------------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.        Com        02209S103       $2,499         33,900          Sole                                      33,900
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR      ADR        02364W105         $963         36,600          Sole        1         36,600
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America Movil SA ADR      ADR        02364W105          $71          2,700          Sole        2          2,700
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR      ADR        02364W105      $50,903      1,934,000          Sole               1,934,000
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR      ADR        02364W105      $31,505      1,197,000          Sole                                   1,197,000
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.               Com        031162100         $295          3,700          Sole        2          3,700
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.               Com        031162100      $84,458      1,060,099          Sole               1,060,099
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.               Com        031162100      $13,353        167,600          Sole                                     167,600
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.      Com        037833100         $348          6,500          Sole        2          6,500
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.      Com        037833100      $98,630      1,839,760          Sole               1,839,760
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.      Com        037833100      $10,529        196,400          Sole                                     196,400
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc         Com        057224107          $72          1,200          Sole        2          1,200
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc         Com        057224107      $22,243        372,700          Sole                 372,700
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc         Com        057224107       $1,874         31,400          Sole                                      31,400
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,
Inc.                      Com        073902108         $121          1,100          Sole        2          1,100
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,
Inc.                      Com        073902108      $32,574        296,800          Sole                 296,800
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,
Inc.                      Com        073902108       $3,040         27,700          Sole                                      27,700
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation      Com        111320107         $174          3,700          Sole        2          3,700
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation      Com        111320107      $50,730      1,081,200          Sole               1,081,200
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation      Com        111320107       $4,791        102,100          Sole                                     102,100
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.         Com        149123101         $282          4,800          Sole        2          4,800
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.         Com        149123101      $87,761      1,493,800          Sole               1,493,800
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.         Com        149123101      $14,394        245,000          Sole                                     245,000
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation       Com        151020104          $87          1,600          Sole        2          1,600
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation       Com        151020104      $30,870        568,300          Sole                 568,300
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation       Com        151020104       $2,379         43,800          Sole                                      43,800
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab            Com        808513105          $78          5,400          Sole        2          5,400
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab            Com        808513105      $27,384      1,897,700          Sole               1,897,700
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab            Com        808513105       $1,602        111,000          Sole                                     111,000
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

Chesapeake Energy
Corporation               Com        165167107         $103          2,700          Sole        2          2,700
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy
Corporation               Com        165167107      $24,534        641,400          Sole                 641,400
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy
Corporation               Com        165167107       $2,819         73,700          Sole                                      73,700
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile
Exchange                  Com        167760107         $135            400          Sole        2            400
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile
Exchange                  Com        167760107      $41,758        123,800          Sole                 123,800
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile
Exchange                  Com        167760107       $4,199         12,450          Sole                                      12,450
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                       ADR        204412209      $10,483        239,000          Sole                 239,000
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                       ADR        204412209      $10,456        238,400          Sole                                     238,400
------------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.               Com        189754104          $94          3,000          Sole        2          3,000
------------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.               Com        189754104      $28,497        908,706          Sole                 908,706
------------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.               Com        189754104       $2,898         92,400          Sole                                      92,400
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips            Com        20825C104         $329          4,700          Sole        2          4,700
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips            Com        20825C104     $100,013      1,430,600          Sole               1,430,600
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips            Com        20825C104       $8,494        121,500          Sole                                     121,500
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy
Group                     Com        210371100          $74          1,200          Sole        2          1,200
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy
Group                     Com        210371100      $24,166        392,300          Sole                 392,300
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy
Group                     Com        210371100       $1,984         32,200          Sole                                      32,200
------------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.             Com        219350105         $160          8,300          Sole        2          8,300
------------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.             Com        219350105      $46,015      2,380,500          Sole               2,380,500
------------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.             Com        219350105       $4,459        230,700          Sole                                     230,700
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                 Com        126650100          $87          3,000          Sole        2          3,000
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                 Com        126650100      $33,428      1,152,308          Sole               1,152,308
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                 Com        126650100       $2,347         80,900          Sole                                      80,900
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                Com        278642103       $2,662         64,600          Sole                  64,600
------------------------------------------------------------------------------------------------------------------------------------
EnCana Corp               Com        292505104         $525          9,000          Sole                   9,000
------------------------------------------------------------------------------------------------------------------------------------
EnCana Corp               Com        292505104      $36,735        630,000          Sole                                     630,000
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation        Com        30161N101         $102          1,900          Sole        2          1,900
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation        Com        30161N101      $30,397        568,800          Sole                 568,800
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation        Com        30161N101       $2,693         50,400          Sole                                      50,400
------------------------------------------------------------------------------------------------------------------------------------
Federated Department
Stores                    Com        31410H101          $67          1,000          Sole        2          1,000
------------------------------------------------------------------------------------------------------------------------------------
Federated Department
Stores                    Com        31410H101      $20,656        308,900          Sole                 308,900
------------------------------------------------------------------------------------------------------------------------------------
Federated Department
Stores                    Com        31410H101       $1,618         24,200          Sole                                      24,200
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Fomento Economico Mex-SP
ADR                       ADR        344419106      $27,031        386,600          Sole                 386,600
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP
ADR                       ADR        344419106      $16,508        236,100          Sole                                     236,100
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.           Com        302571104          $81          1,700          Sole        2          1,700
------------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.           Com        302571104      $19,802        416,000          Sole                 416,000
------------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.           Com        302571104       $1,661         34,900          Sole                                      34,900
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.           Com        368710406         $295          3,500          Sole        2          3,500
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.           Com        368710406      $84,265      1,000,655          Sole               1,000,655
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.           Com        368710406      $13,263        157,500          Sole                                     157,500
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.             Com        372917104         $165          2,300          Sole        2          2,300
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.             Com        372917104      $55,500        774,700          Sole                 774,700
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Genzyme Corp.             Com        372917104       $4,965         69,300          Sole                                      69,300
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Gilead Sciences, Inc.     Com        375558103         $258          5,300          Sole        2          5,300
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.     Com        375558103      $76,392      1,566,700          Sole               1,566,700
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.     Com        375558103       $7,212        147,900          Sole                                     147,900
------------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe
Corporation               Com        G3930E101         $100          2,200          Sole        2          2,200
------------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe
Corporation               Com        G3930E101      $27,856        610,600          Sole                 610,600
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc.                      Com        38141G104          $97            800          Sole        2            800
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc.                      Com        38141G104      $24,656        202,800          Sole                 202,800
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc.                      Com        38141G104       $2,517         20,700          Sole                                      20,700
------------------------------------------------------------------------------------------------------------------------------------
Google, Inc.              Com        38259P508         $222            700          Sole        2            700
------------------------------------------------------------------------------------------------------------------------------------
Google, Inc.              Com        38259P508      $77,925        246,241          Sole                 246,241
------------------------------------------------------------------------------------------------------------------------------------
Google, Inc.              Com        38259P508       $6,424         20,300          Sole                                      20,300
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.       ADR        40049J206      $15,977        222,800          Sole                 222,800
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Grupo Televisa S.A.       ADR        40049J206       $9,925        138,400          Sole                                     138,400
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HDFC Bank Ltd. ADR        ADR        40415F101       $4,250         83,000          Sole                  83,000
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard           Com        428236103         $181          6,200          Sole        2          6,200
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard           Com        428236103      $52,814      1,808,705          Sole               1,808,705
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard           Com        428236103       $5,037        172,500          Sole                                     172,500
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Icici Bank ADR            ADR        45104G104      $24,699        874,300          Sole                 874,300
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Icici Bank ADR            ADR        45104G104      $16,809        595,000          Sole                                     595,000
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Infosys Technologies
ADR                       ADR        456788108       $9,565        128,764          Sole                 128,764
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies
ADR                       ADR        456788108       $3,343         45,000          Sole                                      45,000
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KLA - Tencor Corporation  Com        482480100          $78          1,600          Sole        2          1,600
------------------------------------------------------------------------------------------------------------------------------------
KLA - Tencor Corporation  Com        482480100      $26,306        539,500          Sole                 539,500
------------------------------------------------------------------------------------------------------------------------------------
KLA - Tencor Corporation  Com        482480100       $2,082         42,700          Sole                                      42,700
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR          ADR        50049M109         $308          5,200          Sole                   5,200
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.          Com        524901105         $241          2,200          Sole        2          2,200
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.          Com        524901105      $68,743        626,700          Sole                 626,700
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

Legg Mason, Inc.          Com        524901105       $6,461         58,900          Sole                                      58,900
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Lehman Brothers Holdings,
Inc.                      Com        524908100         $291          2,500          Sole        2          2,500
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.                      Com        524908100      $95,484        819,750          Sole                 819,750
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Lehman Brothers Holdings,
Inc.                      Com        524908100      $13,791        118,400          Sole                                     118,400
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Longview Fibre Company    Com        543213102          $45          2,300          Sole                   2,300
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Lowe's Companies          Com        548661107         $232          3,600          Sole        2          3,600
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Lowe's Companies          Com        548661107      $62,118        964,565          Sole                 964,565
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies          Com        548661107       $6,395         99,300          Sole                                      99,300
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Marvell Technology
Group                     Com        G5876H105         $157          3,400          Sole        2          3,400
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology
Group                     Com        G5876H105      $44,418        963,300          Sole                 963,300
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                 Com        585055106         $113          2,100          Sole        2          2,100
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                 Com        585055106      $35,545        662,910          Sole                 662,910
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Medtronic                 Com        585055106       $3,067         57,200          Sole                                      57,200
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Motorola, Inc.            Com        620076109          $75          3,400          Sole        2          3,400
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Motorola, Inc.            Com        620076109      $25,529      1,155,700          Sole               1,155,700
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Motorola, Inc.            Com        620076109       $2,143         97,000          Sole                                      97,000
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Netease.com Inc - ADR     ADR        64110W102       $4,023         44,700          Sole                  44,700
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Netease.com Inc - ADR     ADR        64110W102       $2,925         32,500          Sole                                      32,500
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Nice Systems ADR          ADR        653656108       $1,379         30,500          Sole                  30,500
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Patterson-UTI Energy Inc  Com        703481101          $47          1,300          Sole        2          1,300
------------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy Inc  Com        703481101      $16,691        462,600          Sole                 462,600
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Patterson-UTI Energy Inc  Com        703481101       $1,017         28,200          Sole                                      28,200
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Petroleo Brasileiro ADR   ADR        71654V408      $53,475        748,000          Sole                 748,000
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Petroleo Brasileiro ADR   ADR        71654V408      $33,028        462,000          Sole                                     462,000
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Polo Ralph Lauren
Corporation               Com        731572103          $55          1,100          Sole        2          1,100
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren
Corporation               Com        731572103      $10,377        206,300          Sole                 206,300
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren
Corporation               Com        731572103       $1,187         23,600          Sole                                      23,600
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Prudential Financial,
Inc.                      Com        744320102      $17,559        259,900          Sole                 259,900
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Prudential Financial,
Inc.                      Com        744320102       $1,716         25,400          Sole                                      25,400
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Qualcomm, Inc.            Com        747525103          $76          1,700          Sole        2          1,700
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.            Com        747525103      $22,393        500,400          Sole                 500,400
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.            Com        747525103       $1,991         44,500          Sole                                      44,500
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Quest Diagnostics, Inc.   Com        74834L100         $126          2,500          Sole        2          2,500
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Quest Diagnostics, Inc.   Com        74834L100      $20,722        410,013          Sole                 410,013
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

Quest Diagnostics, Inc.   Com        74834L100       $3,437         68,000          Sole                                      68,000
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Research in Motion ADR    Com        760975102          $34            500          Sole        2            500
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Research in Motion ADR    Com        760975102       $6,434         94,200          Sole                  94,200
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Research in Motion ADR    Com        760975102       $7,615        111,500          Sole                                     111,500
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Sandisk Corporation       Com        80004C101         $183          3,800          Sole        2          3,800
------------------------------------------------------------------------------------------------------------------------------------
Sandisk Corporation       Com        80004C101      $32,273        669,000          Sole                 669,000
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Sandisk Corporation       Com        80004C101       $4,728         98,000          Sole                                      98,000
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Satyam Computers Services
ADR                       ADR        804098101      $11,828        391,400          Sole                 391,400
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Sirius Satellite Radio
Inc.                      Com        82966U103         $102         15,600          Sole        2         15,600
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio
Inc.                      Com        82966U103      $29,020      4,437,300          Sole               4,437,300
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio
Inc.                      Com        82966U103       $3,047        465,900          Sole                                     465,900
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Taiwan Semiconductor      ADR        874039100         $150         18,200          Sole                  18,200
ADR
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Tenaris SA ADR            ADR        88031M109      $16,968        123,100          Sole                 123,100
------------------------------------------------------------------------------------------------------------------------------------
Tenaris SA ADR            ADR        88031M109       $9,318         67,600          Sole                                      67,600
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Teva Pharmaceutical Ind.
ADR                       ADR        881624209       $9,739        291,400          Sole                 291,400
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind.
ADR                       ADR        881624209       $8,021        240,000          Sole                                     240,000
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Texas Instruments, Inc.   Com        882508104         $370         10,900          Sole        2         10,900
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.   Com        882508104     $104,931      3,095,300          Sole               3,095,300
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.   Com        882508104      $10,224        301,600          Sole                                     301,600
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group        Com        91324P102         $422          7,500          Sole        2          7,500
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group        Com        91324P102     $111,126      1,977,327          Sole               1,977,327
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group        Com        91324P102      $18,231        324,400          Sole                                     324,400
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy
Corporation               Com        91913Y100          $79            700          Sole        2            700
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy
Corporation               Com        91913Y100      $27,361        242,000          Sole                 242,000
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy
Corporation               Com        91913Y100       $2,148         19,000          Sole                                      19,000
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint Inc.            Com        94973V107         $106          1,400          Sole        2          1,400
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint Inc.            Com        94973V107      $30,816        406,440          Sole                 406,440
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint Inc.            Com        94973V107       $2,654         35,000          Sole                                      35,000
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.  Com        966837106         $175          1,300          Sole        2          1,300
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.  Com        966837106      $49,451        367,800          Sole                 367,800
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.  Com        966837106       $5,055         37,600          Sole                                      37,600
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.               Com        984332106          $44          1,300          Sole        2          1,300
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.               Com        984332106      $16,142        477,022          Sole                 477,022
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Yahoo, Inc.               Com        984332106       $1,357         40,100          Sole                                      40,100
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